Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Apr. 29, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Muzinich Credit Opportunities Fund | Class A Shares
Risk/Return:
Trading Symbol	MZCRX
Muzinich Credit Opportunities Fund | Institutional Shares
Risk/Return:
Trading Symbol	MZCIX
Muzinich Credit Opportunities Fund | Supra Institutional Shares
Risk/Return:
Trading Symbol	MZCSX
Muzinich High Income Floating Rate Fund | Class A Shares
Risk/Return:
Trading Symbol	MZFRX
Muzinich High Income Floating Rate Fund | Institutional Shares
Risk/Return:
Trading Symbol	MZFIX
Muzinich High Income Floating Rate Fund | Supra Institutional Shares
Risk/Return:
Trading Symbol	MZFSX
Muzinich U.S. High Yield Corporate Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	MZHRX
Muzinich U.S. High Yield Corporate Bond Fund | Institutional Shares
Risk/Return:
Trading Symbol	MZHIX
Muzinich U.S. High Yield Corporate Bond Fund | Supra Institutional Shares
Risk/Return:
Trading Symbol	MZHSX